Equity Accounted Investees	12 Months Ended
Dec. 31, 2018
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Equity Accounted Investees

		United States Dollar
	Figures in millions unless otherwise stated	2018	2017	2016
16.1	EQUITY ACCOUNTED INVESTEES
	Investment in joint ventures	177.5	128.6
(a)	Far Southeast Gold Resources Incorporated (“FSE”)	91.7	128.6
(b)	Asanko Gold	85.8	—
	Investment in associates	47.6	42.7
(c)	Maverix Metals Incorporated (“Maverix”)	47.6	42.7
(d)	Other associates	—	—

	Total equity accounted investees	225.1	171.3

	Share of results of equity accounted investees, net of taxation recognised in the consolidated income statement are made up as follows:
(a)	Far Southeast Gold Resources Incorporated (“FSE”)	(12.9)	(1.6)	(2.3)
(b)	Asanko Gold	(1.1)	—	—
(c)	Maverix Metals Incorporated (“Maverix”)	0.9	0.3	—
(d)	Other associates	—	—	—

	Total share of results of equity investees net of tax	(13.1)	(1.3)	(2.3)

(a)	Far Southeast Gold Resources Incorporated (“FSE”)

Gold Fields’ interest in FSE, an unlisted entity incorporated in the Philippines, was 40% (2017: 40% and 2016: 40%) at 31 December 2018.

Gold Fields’ paid US$10.0 million in option fees to Lepanto Consolidated Mining Company (“Lepanto”) during the six months ended 31 December 2010. In addition, Gold Fields paid non-refundable down payments of US$66.0 million during the year ended 31 December 2011 and US$44.0 million during the six months ended 31 December 2010 to Liberty Express Assets in accordance with the agreement concluded whereby the Group has the option to acquire 60% of FSE. On 31 March 2012, Gold Fields acquired 40% of the issued stated capital and voting rights of FSE by contributing an additional non-refundable down payment of US$110.0 million. Lepanto owns the remaining 60% shareholding in FSE.

The remaining 20% option is not currently exercisable until such time as FSE obtains a Foreign Technical Assistance Agreement (“FTAA”) which allows for direct majority foreign ownership and control.

FSE has a 31 December year-end and has been equity accounted since 1 April 2012. FSE’s equity accounting is based on results to 31 December 2018.

Investment in joint venture consists of:

	United States Dollar
Figures in millions unless otherwise stated	2018	2017
Unlisted shares at cost	230.0	230.0
Equity contribution	92.2	79.3
Cumulative impairment[1]	(138.3)	(101.4)
Share of accumulated losses brought forward	(79.3)	(77.7)
Share of loss after taxation[2]	(12.9)	(1.6)

Total investment in joint venture[3]	91.7	128.6

[1]	Refer note 6 for details of impairment.
[2]

Gold Fields’ share of loss after taxation represents exploration and other costs, including work completed on a scoping study, which is fully funded by Gold Fields as part of their equity contribution.

[3]

FSE is a company incorporated under the laws of the Philippines and owns the gold-copper Far Southeast exploration project (the “FSE project”). During the exploration phase of the FSE project and as long as the 20% option remains exercisable, the Group has joint control over the FSE project. The Group will only have the power to direct the activities of FSE once it exercises the option to acquire the additional 20% shareholding in FSE, which is only exercisable once an FTAA is obtained. FSE has no revenues or significant assets or liabilities. Assets included in FSE represent the rights to explore and eventually mine the FSE project.

(b)	Asanko Gold

The Asanko Gold joint venture entities comprise the following:

•	A 45% interest in Asanko Gold Ghana Limited (“AGGL”), incorporated in Ghana, which owns the Asanko Gold Mine. The Government of Ghana continues to retain a 10% free carried interest in AGGL;

•	A 50% interest in Adansi Gold Company Limited (“Adansi”), incorporated in Ghana; and

•	A 50% interest in Shika Group Finance Limited (“Shika”), incorporated in the Isle of Man.

Refer to note 15 for further information on the acquisition of this investment.

Asanko has a 31 December year-end and has been equity accounted since 31 July 2018. Asanko’s equity accounting is based on results to 31 December 2018.

The Asanko joint venture is structured through a number of separate vehicles and the Group has a residual interest in the net assets of Asanko. Accordingly, the Group has classified its interest in Asanko as a joint venture.

The following table summarises the financial information and the carrying amount of the Group’s interest in Asanko:

United States Dollar
Figures in millions unless otherwise stated	2018
Investment in joint venture at cost consists of:
Initial investment at cost	86.9
Share of loss after taxation	(1.1)

Carrying value at 31 December 2018	85.8

The investment comprises the following:

Figures in millions unless otherwise stated	Carrying value	Percentage ownership interest
AGGL	5.4	45.0%
Shika	80.4	50.0%
Adansi[1]	—	50.0%

Total	85.8

[1]	Nominal value at 31 December 2018 is less than US$0.1 million.

The Group’s interest in the summarised financial statements of Asanko on a combined basis is as follows:

United States Dollar
Figures in millions unless otherwise stated	2018
Statement of financial position – Asanko
Non-current assets	481.2
Current assets[1]	109.3
Non-current liabilities	(34.2)
Current liabilities	(52.7)

Net assets	503.6
Less: Provisional purchase price allocation – fair value adjustment[2]	(39.6)
Less: Shika redeemable preference shares	(291.4)

Net assets attributable to ordinary shareholders	172.6

Group’s share of net assets	85.8

Reconciled as follows:
Cash consideration paid	165.0
Less: consideration allocated to the redeemable preference shares (note 17)	(129.9)

Consideration paid for equity portion	35.1
Gain on acquisition	51.8
Share of loss after taxation	(1.1)

Carrying amount of interest in joint venture	85.8

Income statement – Asanko
Revenue	122.0
Production costs	(79.0)
Depreciation and amortisation	(34.3)
Other expenses	(4.9)
Royalties	(6.2)
Income tax expense	—

Loss for the five-month period	(2.4)
Other comprehensive income	—

Total comprehensive income	(2.4)

Group’s share of total comprehensive income	(1.1)

[1]	Current assets includes cash and cash equivalents of US$21.6 million.
[2]	Relates to a fair value adjustment to property, plant and equipment of the Asanko Gold Mine as determined at acquisition.
(c)	Maverix Metals Incorporated (“Maverix”)

Gold Fields’ interest in Maverix, listed on the Toronto Stock Exchange, was 19.9% (2017: 27.9%) at 31 December 2018. Gold Fields owns an additional 10.0 million common share purchase warrants (refer note 17) that are currently exercisable. After inclusion of the warrants, Gold Fields owns 20.5% in Maverix on a diluted basis.

On 23 December 2016, Gold Fields sold a portfolio of 11 producing and non-producing royalties to Maverix in exchange for 42.85 million common shares and 10.0 million common share purchase warrants of Maverix, realising a profit on disposal of US$48.0 million. The warrants are classified as derivative instruments and are included in investments (refer note 17).

During the year, Maverix purchased a portfolio of royalties from Newmont (the “Transaction”). As part of the consideration for the Transaction, Maverix issued Newmont 60,000,000 common shares and 10,000,000 common share purchase warrants. The Transaction resulted in the dilution of Gold Fields’ interest in Maverix from 28% to 20% at 31 December 2018. Gold Fields was required to fair value its diluted investment in Maverix. The Transaction resulted in Gold Fields recognising a profit on the deemed disposal of its interest in Maverix of US$4.0 million.

Maverix has a 31 December year-end and has been equity accounted since 23 December 2016. Equity accounting for Maverix is based on the latest available published results to 30 September 2018.

Investment in associate consists of:

		United States Dollar
	Figures in millions unless otherwise stated	2018	2017
	Listed shares at cost	42.1	42.1
	Profit on dilution of Gold Fields’ interest in Maverix	4.0	—
	Transaction costs capitalised	0.3	0.3
	Share of accumulated profits brought forward	0.3	—
	Share of profit after taxation	0.9	0.3

	Investment in associate – Maverix[1]	47.6	42.7

(d)	Other
	Investment in associate	—	—
	Rusoro Mining Limited (“Rusoro”)[2]	—	—

[1]	The fair value, based on the quoted market price of the investment, in Maverix at 31 December 2018 is US$74.7 million (2017: US$57.2 million).
[2]	Represents a holding of 25.7% (2017: 25.7%) in Rusoro.

The carrying value of Rusoro, incorporated in Venezuela, was written down to US$nil at 31 December 2010 due to losses incurred by the entity. The fair value, based on the quoted market price of the investment, in Rusoro at 31 December 2018 is US$13.4 million (2017: US$7.7 million). The unrecognised share of loss of Rusoro for the year amounted to US$2.6 million (2017: unrecognised shares of loss of US$2.0 million). The cumulative unrecognised share of losses of Rusoro at 31 December 2018 amounted to US$198.6 million (2017: US$196.0 million).

On 22 August 2016, the Arbitration Tribunal, operating under the Additional Facility Rules of the World Bank’s International Centre for the Settlement of Investment Disputes, awarded Rusoro damages of US$967.8 million plus pre and post-award interest which currently equates to in excess of US$1.2 billion in the arbitration brought by Rusoro against the Bolivarian Republic of Venezuela (“Venezuela”).

Venezuela has not complied with the arbitration award terms, which were issued on 22 August 2016. On 6 December 2017, Rusoro obtained a judgement against Venezuela in the Superior Court of Justice in Ontario, Canada, in excess of US$1.3 billion. The judgment, which was issued on default as a result of Venezuela’s failure to appear before the Ontario court, arose out of Rusoro’s ongoing dispute with Venezuela over the South American nation’s seizure of its gold mining properties in the country. The Canadian judgement, which confirmed an arbitration award issued in Rusoro’s favour in the same amount, was issued on 25 April 2017. Venezuela did not appeal or seek to vacate the judgement, and its time to do so expired.

Rusoro further filed a suit in the Supreme Court of the State of New York, seeking recognition of the Canadian judgement. Rusoro brought the New York lawsuit in addition to an action it filed in the U.S. District Court for the District of Columbia, which seeks recognition of and the entry of judgment on the original arbitration award. A favourable ruling from either the New York or D.C. court will entitle Rusoro to use all legal procedures – including broad discovery from both Venezuela and third parties – that U.S. law provides judgment creditors. Any judgment issued in New York will also accrue interest at 9% per annum until the judgment is fully paid. On 19 October 2018, Rusoro announced that it had reached a settlement agreement with Venezuela by which the Venezuela government agreed to pay Rusoro US$1.28 billion to acquire the company’s mining data and full release of the judgment issued in favour of the company. In a decision dated 29 January 2019, the Paris Court of Appeals partially annulled the arbitral award issued in favour of the Company in August 2016. Rusoro intends to vigorously pursue all available remedies to reinstate such award.

Management has not recognised this amount due to the uncertainty over its recoverability.

16.2	INTEREST IN JOINT OPERATION

On 13 December 2016, Gold Fields purchased 50% of the Gruyere Gold project and entered into a 50:50 unincorporated joint operation with Gold Road Resources Limited (“Gold Road”) for the development and operation of the Gruyere Gold project in Western Australia, which comprises the Gruyere gold deposit as well as additional resources including Central Bore and Attila/Alaric.

Gold Fields acquired a 50% interest in the Gruyere Gold project for a total purchase consideration of A$350.0 million payable in cash and a 1.5% royalty on Gold Fields’ share of production after total mine production exceeds 2 million ounces. The cash consideration is split with A$250.0 million payable on the effective date and A$100.0 million payable according to an agreed construction cash call schedule. Transaction costs of A$18.5 million (US$13.3 million) were incurred. Of the A$100.0 million payable, A$7.0 million was paid in 2016, A$78.0 million in 2017 and A$15.0 million in 2018.

Below is a summary of Gold Fields’ share of the joint operation and includes inter-company transactions and balances:

	2018		2017
Figures in millions unless otherwise stated	US$	A$	US$	A$
Statement of financial position
Non-current assets
Property, plant and equipment	554.6	788.6	374.9	485.7
Current assets	11.7	16.5	7.2	9.3
Cash and cash equivalents	2.1	3.0	5.3	6.8
Inventories	0.8	1.1	—	—
Prepayments	6.4	9.1	1.9	2.5
Other receivables	2.4	3.3	—	—

Total assets	566.3	805.1	382.1	495.0

Total equity
Retained earnings	(4.7)	(6.7)	(2.3)	(2.9)
Non-current liabilities	119.7	170.3	11.8	15.2
Deferred taxation	30.5	43.3	4.2	5.4
Finance lease liability	76.5	108.8	—	—
Environmental rehabilitation costs	12.7	18.2	—	—
Long-term incentive plan	—	—	7.6	9.8
Current liabilities	451.3	641.5	372.6	482.7
Related entity loans payable	439.0	624.1	347.3	449.9
Trade and other payables	7.7	10.9	14.1	18.3
Deferred consideration	—	—	11.2	14.5
Current portion of finance lease liability	4.6	6.5	—	—

Total equity and liabilities	566.3	805.1	382.1	495.0